Business, Liquidity and Summary of Significant Accounting Policies (Details 4) (Sales revenue)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Total	100.00%	100.00%
Mirna Therapeutics
Concentration Risk [Line Items]
Total	53.00%	7.00%
Tekmira
Concentration Risk [Line Items]
Total	9.00%	7.00%
Arcturus
Concentration Risk [Line Items]
Total	38.00%
Monsanto
Concentration Risk [Line Items]
Total		37.00%
Novartis
Concentration Risk [Line Items]
Total		25.00%
Debiopharm S.A.
Concentration Risk [Line Items]
Total		14.00%
ProNAI
Concentration Risk [Line Items]
Total		7.00%
Others
Concentration Risk [Line Items]
Total		3.00%